SUMMARY OF ACCOUNTING POLICIES - Summary of changes in stock options (Details 2) (Stock Incentive Plan, Stock Options, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Incentive Plan | Stock Options
Shares
Outstanding at beginning of year	369,939	370,339	425,600
Stock conversion			(60,861)
Granted	400,000		5,600
Exercised	(10,992)
Forfeited		(400)
Outstanding at end of year	758,947	369,939	370,339
Options exercisable at year-end	363,791	359,177	353,022
Weighted-average exercise price
Outstanding at beginning of year	$ 12.80	$ 12.80	$ 11.10
Stock conversion			$ 1.76
Granted	$ 12.48		$ 8.30
Exercised	$ 9.94
Forfeited		$ 8.30
Outstanding at end of year	$ 12.67	$ 12.80	$ 12.80
Options exercisable at year-end	$ 12.74	$ 12.91	$ 12.96
Fair value of options granted during the year	$ 1.56		$ 1.28
Weighted average remaining vesting period	4 years 4 months 24 days	1 month	2 months